Weighted Average Number of Shares Diluted	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Weighted Average Number of Shares Diluted
WEIGHTED AVERAGE NUMBER OF SHARES DILUTED (in millions):

	2015	2016	2017
Weighted average number of shares (basic)	155.8	141.8	143.1
Dilutive effect of outstanding awards under stock-based compensation plans	2.1	2.1	2.1
Weighted average number of shares (diluted)	157.9	143.9	145.2

For the year ended December 31, 2017, we excluded 0.2 million of stock-based awards (year ended December 31, 2016 — 0.3 million; year ended December 31, 2015 — 0.1 million) from the diluted weighted average per share calculation as they were out-of-the-money.
References to shares in this note 23 are to our subordinate voting shares and our multiple voting shares taken collectively.